Transferred financial assets that are derecognized in their entirety with continuing involvement	12 Months Ended
Dec. 31, 2020
Disclosure Transferred Financial Assets [Line Items]
Disclosure Of Continuing Involvement In Derecognised Financial Assets Explanatory

c) Transferred financial assets that are derecognized in their entirety with continuing involvement

Continuing involvement in a transferred and fully derecognized financial asset may result from contractual provisions in the transfer agreement or from a separate agreement with the counterparty or a third party entered into in connection with the transfer.

The fair value and carrying amount of UBS’s continuing involvement from transferred positions as of 31 December 2020 and 31 December 2019 was not material. Life to date losses reported in prior periods primarily relate to legacy positions in securitization vehicles which have been fully marked down, with no remaining exposure to loss.

UBS AG
Disclosure Transferred Financial Assets [Line Items]
Disclosure Of Continuing Involvement In Derecognised Financial Assets Explanatory

c) Transferred financial assets that are derecognized in their entirety with continuing involvement

Continuing involvement in a transferred and fully derecognized financial asset may result from contractual provisions in the transfer agreement or from a separate agreement with the counterparty or a third party entered into in connection with the transfer.

The fair value and carrying amount of UBS’s continuing involvement from transferred positions as of 31 December 2020 and 31 December 2019 was not material. Life to date losses reported in prior periods primarily relate to legacy positions in securitization vehicles which have been fully marked down, with no remaining exposure to loss.